INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS

NOTE 6 – INTANGIBLE ASSETS

			Marketing
		Capitalized	rights for a
	Computer	development	medical
	software	cost	product	Total
	U.S. dollars in thousands
Cost:
Balance as of January 1, 2018	$746	$716	$375	$1,837
Additions	23	90	—	113
Balance as of December 31, 2018	769	806	375	1,950

Accumulated amortization:
Balance as of January 1, 2018	678	507	375	1,560
Amortization for the year	38	54	—	92
Balance as of December 31, 2018	716	561	375	1,652

Amortized balance as of December 31, 2018	$53	$245	$—	$298

Cost:
Balance as of January 1, 2017	$704	$606	$375	$1,685
Additions	42	110	—	152
Balance as of December 31, 2017	746	716	375	1,837

Accumulated amortization:
Balance as of January 1, 2017	602	471	355	1,428
Amortization for the year	76	36	20	132
Balance as of December 31, 2017	678	507	375	1,560

Amortized balance as of December 31, 2017	$68	$209	$—	$277

The capitalized development costs are in respect of the Group’s CloudPAT, a cloud-based information technology platform designed to allow customers to transfer the data of the sleep apnea test results of the Group’s products.